Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 328,546	$ 331,721	$ 256,980
Costs	(109,241)	(114,445)	(97,040)
Gross profit	219,305	217,276	159,940
Net (loss) / gain from fair value adjustment of investment properties	(350,591)	(182,590)	109,329
General and administrative expenses	(51,032)	(71,772)	(42,268)
Selling expenses	(17,358)	(16,759)	(17,915)
Other operating results, net	(4,768)	(26,733)	488
(Loss) / profit from operations	(204,444)	(80,578)	209,574
Share of profit / (loss) of associates and joint ventures	34,037	9,740	(2,840)
(Loss) / profit before financial results and income tax	(170,407)	(70,838)	206,734
Finance income	33,890	3,064	3,707
Finance costs	(49,046)	(51,554)	(73,631)
Other financial results	105,737	52,997	142,506
Inflation adjustment	(313)	53,215	22,338
Financial results, net	90,268	57,722	94,920
(Loss) / profit before income tax	(80,139)	(13,116)	301,654
Income tax expense	46,336	239,702	(22,183)
(Loss) / profit for the year	(33,803)	226,586	279,471
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive loss from subsidiaries and associates (i)	(3,816)	(3,788)	(4,293)
Revaluation (deficit) / surplus	0	(988)	2,888
Total other comprehensive loss for the year	(3,816)	(4,776)	(1,405)
Total comprehensive (loss) / income for the year	(37,619)	221,810	278,066
(Loss) / profit for the year attributable to:
Equity holders of the parent	(29,126)	223,825	276,741
Non-controlling interest	(4,677)	2,761	2,730
Total comprehensive (loss) / income attributable to:
Equity holders of the parent	(32,743)	218,965	275,312
Non-controlling interest	$ (4,876)	$ 2,845	$ 2,754
(Loss) / profit per share attributable to equity holders of the parent: (ii)
Basic	$ (39.25)	$ 299.23	$ 365.58
Diluted	$ (39.25)	$ 272.96	$ 339.14